Supplementary Cash Flow Information (Tables)	3 Months Ended
Jun. 30, 2015
Supplementary Cash Flow Information (Tables) [Abstract]
Schedule of supplemental Cash Flow information
	For the six months ended June 30,
	2015	2014
Supplementary cash flow information:
Cash paid for interest	$172,946	$189,038
Cash paid for income taxes (1)	$235,696	$304,785
Cash inflow for income taxes from stock option exercises(2)	$11,783	$3,153

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(138,683)	$(523,912)
Liabilities assumed	11,680	241,132
Noncontrolling interest subject to put provisions	15,680	3,110
Noncontrolling interest	(6,353)	6,191
Non-cash consideration	50,404	9,156
Cash paid	(67,272)	(264,323)
Less cash acquired	2,968	84,694
Net cash paid for acquisitions	(64,304)	(179,629)
Cash paid for investments	(14,450)	(249,156)
Cash paid for intangible assets	(21,837)	(5,912)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	$(100,591)	$(434,697)

(1) Net of tax refund.
(2) Thereof the excess tax benefit allocated to additional paid-in capital for the six months ended June 30, 2015 and 2014 was $9,188 and $1,420, respectively.